Income tax - Net operating losses carry forward (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Income tax
Net operating losses carry forward	¥ 308,412
Net operating losses carry forward, expiration on December 31, 2023	16,592
Net operating losses carry forward, expiration on December 31, 2024	39,288
Net operating losses carry forward, expiration on December 31, 2025	98,814
Net operating losses carry forward, expiration on December 31, 2026	90,624
Net operating losses carry forward, expiration on December 31, 2027	¥ 63,094